Accrued expenses and other current liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses and Other Current Liabilities [Line Items]
Other taxes payable	$ 1,344,814	$ 901,027
Accrued employee payroll and welfare	1,685,492	3,618,234
Other payable	832,548	608,232
Accrued expenses	4,717,604	3,574,243
Advances from customers	63,298	430,430
Accrued expenses and other current liabilities	$ 8,643,756	$ 9,132,166